Insurance Proceeds	12 Months Ended
Dec. 31, 2013
Other Liabilities, Current [Abstract]
Other Current Liabilities
Insurance Proceeds
As Federated received cash related to insurance claims submitted to cover costs primarily associated with various legal proceedings, the amounts were recorded as a liability. The retention of these advance insurance payments was contingent upon final approval of the claim by the insurance carrier. In the event that all or a portion of the claim had been denied, Federated would have been required to repay all or a portion of these advance payments. During the third and fourth quarters of 2012, Federated received final approvals from various insurance carriers related to $20.2 million of claims. Accordingly, Federated recognized $20.2 million in the Consolidated Statements of Income as a reduction to Professional service fees. Federated removed $10.0 million in Other current liabilities in the third quarter 2012 and the remaining $10.2 million in insurance proceeds was received in the fourth quarter 2012.